INVENTORY (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 5,369	$ 7,269
Finished goods	6,534	3,224
Inventory	$ 11,903	$ 10,493